UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Growth Fund Inc.
Class A [TEPLX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.03%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Templeton Growth Fund Inc. returned 11.38%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver—profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
Amphenol, a leading interconnect and sensor manufacturer, had a strong year, supported by broad demand in automotive electrification, data center and industrial markets. Solid execution on pricing and selective acquisitions helped sustain margins, while exposure to consumer electronics and potential tariff volatility remained watch points.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions). Over the last year it benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
AstraZeneca shares lagged over the period despite strong results, with revenue and core earnings both up appreciably. Positive trial news was overshadowed by U.S. pricing uncertainty and currency headwinds, which capped investor enthusiasm.

Templeton Growth Fund Inc.	PAGE 1	101-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	11.38	9.16	6.09
Class A (with sales charge)	5.27	7.93	5.49
MSCI All Country World Index-NR	15.79	12.00	11.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$9,044,615,181
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$59,225,830
Portfolio Turnover Rate	75.81%
Templeton Growth Fund Inc.	PAGE 2	101-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Growth Fund Inc.	PAGE 3	101-ATSR-1025

Templeton Growth Fund Inc.
Class C [FTGQX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Templeton Growth Fund Inc. returned 10.57%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver—profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
Amphenol, a leading interconnect and sensor manufacturer, had a strong year, supported by broad demand in automotive electrification, data center and industrial markets. Solid execution on pricing and selective acquisitions helped sustain margins, while exposure to consumer electronics and potential tariff volatility remained watch points.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions). Over the last year it benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
AstraZeneca shares lagged over the period despite strong results, with revenue and core earnings both up appreciably. Positive trial news was overshadowed by U.S. pricing uncertainty and currency headwinds, which capped investor enthusiasm.

Templeton Growth Fund Inc.	PAGE 1	2201-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	10.57	8.34	5.29
Class C (with sales charge)	9.57	8.34	5.29
MSCI All Country World Index-NR	15.79	12.00	11.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 10/5/2018, new Class C shares were incepted with the same fee and expense structure as the previous Class C shares (renamed Class C1 and subsequently discontinued). Performance for the new Class C shares is a blend of the old Class C1 shares’ actual performance through 10/4/2018, plus actual performance of the new Class C shares since its inception of 10/5/2018.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$9,044,615,181
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$59,225,830
Portfolio Turnover Rate	75.81%
Templeton Growth Fund Inc.	PAGE 2	2201-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Growth Fund Inc.	PAGE 3	2201-ATSR-1025

Templeton Growth Fund Inc.
Class R [TEGRX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$135	1.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Templeton Growth Fund Inc. returned 11.13%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver—profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
Amphenol, a leading interconnect and sensor manufacturer, had a strong year, supported by broad demand in automotive electrification, data center and industrial markets. Solid execution on pricing and selective acquisitions helped sustain margins, while exposure to consumer electronics and potential tariff volatility remained watch points.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions). Over the last year it benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
AstraZeneca shares lagged over the period despite strong results, with revenue and core earnings both up appreciably. Positive trial news was overshadowed by U.S. pricing uncertainty and currency headwinds, which capped investor enthusiasm.

Templeton Growth Fund Inc.	PAGE 1	801-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R	11.13	8.89	5.83
MSCI All Country World Index-NR	15.79	12.00	11.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$9,044,615,181
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$59,225,830
Portfolio Turnover Rate	75.81%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth Fund Inc.	PAGE 2	801-ATSR-1025

HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Growth Fund Inc.	PAGE 3	801-ATSR-1025

Templeton Growth Fund Inc.
Class R6 [FTGFX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Templeton Growth Fund Inc. returned 11.75%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver—profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
Amphenol, a leading interconnect and sensor manufacturer, had a strong year, supported by broad demand in automotive electrification, data center and industrial markets. Solid execution on pricing and selective acquisitions helped sustain margins, while exposure to consumer electronics and potential tariff volatility remained watch points.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions). Over the last year it benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
AstraZeneca shares lagged over the period despite strong results, with revenue and core earnings both up appreciably. Positive trial news was overshadowed by U.S. pricing uncertainty and currency headwinds, which capped investor enthusiasm.

Templeton Growth Fund Inc.	PAGE 1	300-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	11.75	9.49	6.43
MSCI All Country World Index-NR	15.79	12.00	11.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$9,044,615,181
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$59,225,830
Portfolio Turnover Rate	75.81%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth Fund Inc.	PAGE 2	300-ATSR-1025

HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Growth Fund Inc.	PAGE 3	300-ATSR-1025

Templeton Growth Fund Inc.
Advisor Class [TGADX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$83	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Advisor Class shares of Templeton Growth Fund Inc. returned 11.65%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver—profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
Amphenol, a leading interconnect and sensor manufacturer, had a strong year, supported by broad demand in automotive electrification, data center and industrial markets. Solid execution on pricing and selective acquisitions helped sustain margins, while exposure to consumer electronics and potential tariff volatility remained watch points.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions). Over the last year it benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
AstraZeneca shares lagged over the period despite strong results, with revenue and core earnings both up appreciably. Positive trial news was overshadowed by U.S. pricing uncertainty and currency headwinds, which capped investor enthusiasm.

Templeton Growth Fund Inc.	PAGE 1	601-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	11.65	9.43	6.36
MSCI All Country World Index-NR	15.79	12.00	11.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$9,044,615,181
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$59,225,830
Portfolio Turnover Rate	75.81%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth Fund Inc.	PAGE 2	601-ATSR-1025

HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Growth Fund Inc.	PAGE 3	601-ATSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2024 and August 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $89,560 in August 31, 2024 and $51,085 in August 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $6,000 in August 31, 2024 and $0 in August 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2024 and $10,000 in August 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2024 and $0 in August 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $47,804 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)        pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $193,804 in August 31, 2024 and $218,342 in August 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Growth Fund, Inc.
Financial Statements and Other Important Information
Annual | August 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 23
Tax Information 24
Changes In and Disagreements with Accountants 25
Results of Meeting(s) of Shareholders 25
Remuneration Paid to Directors, Officers and Others 25
Board Approval of Management and Subadvisory Agreements 25

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.09 $24.19 $20.47 $25.34 $21.17
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.24 0.22 0.14 0.37
c
Net realized and unrealized gains (losses) ........... 2.88 3.95 3.69 (4.59) 4.03
Total from investment operations .................... 3.10 4.19 3.91 (4.45) 4.40
Less distributions from:
Net investment income .......................... (0.29) (0.29) (0.19) (0.42) (0.23)
Net realized gains ............................. (0.49) — — — —
Total distributions ............................... (0.78) (0.29) (0.19) (0.42) (0.23)
Net asset value, end of year ....................... $30.41 $28.09 $24.19 $20.47 $25.34
Total return
d
................................... 11.38% 17.50% 19.23% (17.76)% 20.80%
Ratios to average net assets
Expenses ..................................... 1.03% 1.03% 1.03%
e
1.05%
e
1.04%
e
Net investment income ........................... 0.79% 0.94% 0.96% 0.61% 1.53%
c
Supplemental data
Net assets , end of year (000’s) ..................... $8,443,919 $8,279,320 $7,654,074 $6,913,896 $9,010,906
Portfolio turnover rate ............................ 75.81% 43.43% 33.07% 42.82% 44.14%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.42%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.29 $23.61 $20.09 $24.82 $20.71
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.01 0.02 0.05 (0.03) 0.19
c
Net realized and unrealized gains (losses) ........... 2.79 3.86 3.61 (4.52) 3.95
Total from investment operations .................... 2.80 3.88 3.66 (4.55) 4.14
Less distributions from:
Net investment income .......................... (0.22) (0.20) (0.14) (0.18) (0.03)
Net realized gains ............................. (0.49) — — — —
Total distributions ............................... (0.71) (0.20) (0.14) (0.18) (0.03)
Net asset value, end of year ....................... $29.38 $27.29 $23.61 $20.09 $24.82
Total return
d
................................... 10.57% 16.56% 18.31% (18.38)% 19.93%
Ratios to average net assets
Expenses ..................................... 1.78% 1.77% 1.78%
e
1.80%
e
1.79%
e
Net investment income (loss) ...................... 0.03% 0.07% 0.21% (0.13)% 0.80%
c
Supplemental data
Net assets , end of year (000’s) ..................... $22,852 $28,293 $92,670 $84,172 $111,870
Portfolio turnover rate ............................ 75.81% 43.43% 33.07% 42.82% 44.14%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.31)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.66 $23.86 $20.24 $25.05 $20.93
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.18 0.16 0.08 0.30
c
Net realized and unrealized gains (losses) ........... 2.84 3.89 3.64 (4.54) 3.99
Total from investment operations .................... 2.99 4.07 3.80 (4.46) 4.29
Less distributions from:
Net investment income .......................... (0.27) (0.27) (0.18) (0.35) (0.17)
Net realized gains ............................. (0.49) — — — —
Total distributions ............................... (0.76) (0.27) (0.18) (0.35) (0.17)
Net asset value, end of year ....................... $29.89 $27.66 $23.86 $20.24 $25.05
Total return .................................... 11.13% 17.23% 18.86% (17.95)% 20.49%
Ratios to average net assets
Expenses ..................................... 1.28% 1.28% 1.28%
d
1.30%
d
1.29%
d
Net investment income ........................... 0.55% 0.69% 0.71% 0.36% 1.29%
c
Supplemental data
Net assets , end of year (000’s) ..................... $53,907 $53,873 $50,808 $45,502 $60,867
Portfolio turnover rate ............................ 75.81% 43.43% 33.07% 42.82% 44.14%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.18%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.24 $24.27 $20.50 $25.39 $21.20
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.32 0.29 0.21 0.59
c
Net realized and unrealized gains (losses) ........... 2.91 3.96 3.70 (4.61) 3.90
Total from investment operations .................... 3.22 4.28 3.99 (4.40) 4.49
Less distributions from:
Net investment income .......................... (0.32) (0.31) (0.22) (0.49) (0.30)
Net realized gains ............................. (0.49) — — — —
Total distributions ............................... (0.81) (0.31) (0.22) (0.49) (0.30)
Net asset value, end of year ....................... $30.65 $28.24 $24.27 $20.50 $25.39
Total return .................................... 11.75% 17.84% 19.56% (17.50)% 21.15%
Ratios to average net assets
Expenses ..................................... 0.73% 0.74% 0.73%
d
0.75%
d
0.74%
d
Net investment income ........................... 1.09% 1.25% 1.27% 0.92% 2.56%
c
Supplemental data
Net assets , end of year (000’s) ..................... $306,610 $297,769 $294,490 $277,985 $349,281
Portfolio turnover rate ............................ 75.81% 43.43% 33.07% 42.82% 44.14%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.28 $24.31 $20.54 $25.42 $21.24
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.31 0.27 0.20 0.42
c
Net realized and unrealized gains (losses) ........... 2.90 3.97 3.71 (4.60) 4.05
Total from investment operations .................... 3.19 4.28 3.98 (4.40) 4.47
Less distributions from:
Net investment income .......................... (0.31) (0.31) (0.21) (0.48) (0.29)
Net realized gains ............................. (0.49) — — — —
Total distributions ............................... (0.80) (0.31) (0.21) (0.48) (0.29)
Net asset value, end of year ....................... $30.67 $28.28 $24.31 $20.54 $25.42
Total return .................................... 11.65% 17.80% 19.51% (17.53)% 21.06%
Ratios to average net assets
Expenses ..................................... 0.78% 0.78% 0.78%
d
0.79%
d
0.80%
d
Net investment income ........................... 1.04% 1.20% 1.21% 0.85% 1.76%
c
Supplemental data
Net assets , end of year (000’s) ..................... $217,327 $195,896 $169,293 $159,910 $429,251
Portfolio turnover rate ............................ 75.81% 43.43% 33.07% 42.82% 44.14%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.66%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Schedule of Investments, August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 95.9%
Canada 2.2%
Canadian Pacific Kansas City Ltd. .... Ground Transportation 1,228,366 $ 93,566,365
Royal Bank of Canada ............ Banks 722,003 104,923,988
198,490,353
China 1.8%
a
Tencent Holdings Ltd. ............. Interactive Media & Services 2,127,200 164,739,958
France 8.7%
Airbus SE ...................... Aerospace & Defense 1,111,155 232,308,165
BNP Paribas SA ................. Banks 999,542 89,823,644
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 238,332 140,719,358
Safran SA ...................... Aerospace & Defense 499,786 166,093,146
Vinci SA ....................... Construction & Engineering 1,173,698 159,190,457
788,134,770
Germany 3.4%
SAP SE ....................... Software 432,973 117,853,688
Siemens AG .................... Industrial Conglomerates 679,939 188,482,800
306,336,488
India 1.2%
HDFC Bank Ltd. ................. Banks 10,332,370 111,521,684
Japan 4.8%
Ebara Corp. .................... Machinery 3,816,195 78,469,810
IHI Corp. ....................... Machinery 777,200 80,768,266
Mitsubishi Electric Corp. ........... Electrical Equipment 3,255,400 77,716,252
Mizuho Financial Group, Inc. ........ Banks 3,164,831 104,116,296
Sumitomo Mitsui Financial Group, Inc. . Banks 3,473,638 94,606,600
435,677,224
Netherlands 5.0%
Akzo Nobel NV .................. Chemicals 1,895,216 131,006,399
ASM International NV ............. Semiconductors & Semiconductor Equipment 178,022 85,480,873
ING Groep NV .................. Banks 4,378,864 104,545,309
Universal Music Group NV ......... Entertainment 4,595,740 129,918,391
450,950,972
South Korea 1.0%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,740,538 86,956,925
Taiwan 3.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 1,160,856 268,006,825
United Kingdom 7.3%
AstraZeneca plc ................. Pharmaceuticals 980,776 156,349,835
BAE Systems plc ................ Aerospace & Defense 5,302,944 125,684,313
Rolls-Royce Holdings plc .......... Aerospace & Defense 15,948,098 229,977,163
Unilever plc ..................... Personal Care Products 2,371,049 149,317,433
661,328,744
United States 57.5%
Alcon AG ...................... Health Care Equipment & Supplies 1,139,949 90,845,932
Alphabet, Inc. , A ................. Interactive Media & Services 1,223,615 260,519,870
b
Amazon.com, Inc. ................ Broadline Retail 1,579,737 361,759,773
Amphenol Corp. , A ............... Electronic Equipment, Instruments &
Components 845,967 92,091,968
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 842,859 195,661,288

Templeton Growth Fund, Inc.
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
AT&T, Inc. ...................... Diversified Telecommunication Services 3,814,531 $ 111,727,613
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 23,944 134,063,653
BP plc ......................... Oil, Gas & Consumable Fuels 29,541,913 172,809,094
b
Builders FirstSource, Inc. .......... Building Products 675,704 93,706,631
Charles Schwab Corp. (The) ........ Capital Markets 1,378,028 132,070,203
CNH Industrial NV ................ Machinery 8,052,389 92,199,854
CRH plc ....................... Construction Materials 953,367 107,682,803
Crown Holdings, Inc. .............. Containers & Packaging 996,144 98,996,791
Eli Lilly & Co. ................... Pharmaceuticals 217,063 159,016,013
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 592,454 136,945,742
Fidelity National Information Services,
Inc. ......................... Financial Services 204,847 14,300,369
Freeport-McMoRan, Inc. ........... Metals & Mining 3,306,504 146,808,778
HCA Healthcare, Inc. .............. Health Care Providers & Services 281,778 113,827,041
Honeywell International, Inc. ........ Industrial Conglomerates 423,731 93,008,954
b
ICON plc ....................... Life Sciences Tools & Services 656,628 116,840,386
Intercontinental Exchange, Inc. ...... Capital Markets 723,588 127,785,641
Intuit, Inc. ...................... Software 130,936 87,334,312
Kenvue, Inc. .................... Personal Care Products 4,264,817 88,324,360
KeyCorp ....................... Banks 5,421,612 104,962,408
Medtronic plc ................... Health Care Equipment & Supplies 929,623 86,278,311
Meta Platforms, Inc. , A ............ Interactive Media & Services 190,941 141,048,117
Microsoft Corp. .................. Software 716,864 363,227,820
NIKE, Inc. , B .................... Textiles, Apparel & Luxury Goods 1,833,073 141,824,858
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 2,610,478 454,693,058
b
Pinterest, Inc. , A ................. Interactive Media & Services 2,614,620 95,773,531
PNC Financial Services Group, Inc.
(The) ........................ Banks 479,327 99,431,593
Salesforce, Inc. .................. Software 669,233 171,490,956
Schneider Electric SE ............. Electrical Equipment 375,604 92,280,815
Smurfit WestRock plc ............. Containers & Packaging 1,668,008 78,996,859
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 319,277 157,314,163
Wells Fargo & Co. ................ Banks 2,313,517 190,124,827
5,205,774,385
Total Common Stocks (Cost $ 6,823,077,127 ) ....................................
8,677,918,328
a a a a a
Escrows and Litigation Trusts 0.0%
b,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 6,823,077,127 ) .............................
8,677,918,328
Short Term Investments 4.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 1.1%
United States 1.1%
d
U.S. Treasury Bills , 4 .212% , 9/02/25 .. 100,000,000 100,000,000
Total U.S. Government and Agency Securities (Cost $ 99,988,306 ) .................
100,000,000

Templeton Growth Fund, Inc.
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.9%
Australia 1.1%
Australia & New Zealand Banking Group
Ltd. , 4.32% , 9/02/25 ............. 100,000,000 $ 100,000,000
Canada 1.8%
National Bank of Canada , 4.33% ,
9/02/25 ...................... 160,500,000 160,500,000
Total Time Deposits (Cost $ 260,500,000 ) .......................................
260,500,000
a a a a a
Total Short Term Investments (Cost $ 360,488,306 ) ...............................
360,500,000
a a a
Total Investments (Cost $ 7,183,565,433 ) 99.9% ..................................
$9,038,418,328
Other Assets, less Liabilities 0.1% .............................................
6,196,853
Net Assets 100.0% ...........................................................
$9,044,615,181
a a a
See Abbreviations on page 22 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2025, the value of this security was $164,739,958, representing
1.8% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
The rate shown represents the yield at period end.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,183,565,433
Value - Unaffiliated issuers .................................................................. $9,038,418,328
Cash .................................................................................... 1,630,922
Foreign currency, at value (cost $ 40,108,856 ) ...................................................... 40,108,856
Receivables:
Investment securities sold ................................................................... 24,208,252
Capital shares sold ........................................................................ 929,966
Dividends and interest ..................................................................... 16,034,511
European Union tax reclaims (Note 1 c ) ......................................................... 1,070,996
Total assets .......................................................................... 9,122,401,831
Liabilities:
Payables:
Investment securities purchased .............................................................. 60,833,248
Capital shares redeemed ................................................................... 5,446,431
Management fees ......................................................................... 5,307,058
Distribution fees .......................................................................... 1,834,290
Transfer agent fees ........................................................................ 1,560,353
Directors' fees and expenses ................................................................ 19,993
Deferred taxes on unrealized appreciation ........................................................ 2,343,092
Accrued expenses and other liabilities ........................................................... 442,185
Total liabilities ......................................................................... 77,786,650
Net assets, at value ................................................................. $9,044,615,181
Net assets consist of:
Paid-in capital ............................................................................. $6,232,357,444
Total distributable earnings (losses) ............................................................. 2,812,257,737
Net assets, at value ................................................................. $9,044,615,181

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Growth Fund,
Inc.
Class A:
Net assets, at value ....................................................................... $8,443,919,363
Shares outstanding ........................................................................ 277,639,713
Net asset value per share
a ,b
.................................................................. $30.41
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $32.18
Class C:
Net assets, at value ....................................................................... $22,852,192
Shares outstanding ........................................................................ 777,719
Net asset value and maximum offering price per share
a ,b
............................................ $29.38
Class R:
Net assets, at value ....................................................................... $53,906,999
Shares outstanding ........................................................................ 1,803,721
Net asset value and maximum offering price per share
b
............................................. $29.89
Class R6:
Net assets, at value ....................................................................... $306,609,706
Shares outstanding ........................................................................ 10,004,776
Net asset value and maximum offering price per share
b
............................................. $30.65
Advisor Class:
Net assets, at value ....................................................................... $217,326,921
Shares outstanding ........................................................................ 7,084,955
Net asset value and maximum offering price per share
b
............................................. $30.67
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Operations
for the year ended August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $6,035,099)
Unaffiliated issuers ........................................................................ $137,304,811
Interest:
Unaffiliated issuers ........................................................................ 18,828,215
Other income (Note 1 c ) ...................................................................... 5,413
Total investment income ................................................................... 156,138,439
Expenses:
Management fees (Note 3 a ) ................................................................... 59,225,830
Distribution fees: (Note 3c )
Class A ................................................................................ 19,981,310
Class C ................................................................................ 244,517
Class R ................................................................................ 260,944
Transfer agent fees: (Note 3e )
Class A ................................................................................ 5,040,534
Class C ................................................................................ 15,184
Class R ................................................................................ 32,841
Class R6 ............................................................................... 46,258
Advisor Class ............................................................................ 125,159
Custodian fees ............................................................................ 155,671
Reports to shareholders fees .................................................................. 431,428
Registration and filing fees .................................................................... 108,025
Professional fees ........................................................................... 157,829
Directors' fees and expenses .................................................................. 1,096,155
Other .................................................................................... 305,666
Total expenses ......................................................................... 87,227,351
Net investment income ................................................................ 68,911,088
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $17,266,959)
Unaffiliated issuers ...................................................................... 1,228,815,458
Foreign currency transactions ................................................................ (2,481,844)
Net realized gain (loss) .................................................................. 1,226,333,614
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (364,618,373)
Translation of other assets and liabilities denominated in foreign currencies .............................. 84,975
Change in deferred taxes on unrealized appreciation ............................................... (600,300)
Net change in unrealized appreciation (depreciation) ............................................ (365,133,698)
Net realized and unrealized gain (loss) ............................................................ 861,199,916
Net increase (decrease) in net assets resulting from operations .......................................... $930,111,004

Templeton Growth Fund, Inc.
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Growth Fund, Inc.
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $68,911,088 $80,856,118
Net realized gain (loss) ................................................. 1,226,333,614 105,525,172
Net change in unrealized appreciation (depreciation) ........................... (365,133,698) 1,186,137,494
Net increase (decrease) in net assets resulting from operations ................ 930,111,004 1,372,518,784
Distributions to shareholders:
Class A ............................................................. (224,146,961) (90,690,115)
Class C ............................................................. (700,632) (241,681)
Class R ............................................................. (1,447,285) (570,050)
Class R6 ............................................................ (8,321,351) (3,250,827)
Advisor Class ........................................................ (5,566,735) (2,127,888)
Total distributions to shareholders .......................................... (240,182,964) (96,880,561)
Capital share transactions: (Note 2 )
Class A ............................................................. (478,849,234) (571,018,396)
Class C ............................................................. (6,920,151) (68,037,260)
Class R ............................................................. (4,017,103) (4,776,824)
Class R6 ............................................................ (15,083,643) (36,941,496)
Advisor Class ........................................................ 4,406,540 (1,048,496)
Total capital share transactions ............................................ (500,463,591) (681,822,472)
Net increase (decrease) in net assets ................................... 189,464,449 593,815,751
Net assets:
Beginning of year ....................................................... 8,855,150,732 8,261,334,981
End of year ........................................................... $9,044,615,181 $8,855,150,732

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Growth Fund, Inc. (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Directors (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in time deposits are valued at cost, which
approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2025, the Fund has
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2025, there were 2.7 million shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 9,332,718 $258,245,766 12,502,110 $315,652,680
Shares issued in reinvestment of distributions .......... 6,995,291 189,222,657 2,986,998 72,882,789
Shares redeemed ............................... (33,452,613) (926,317,657) (37,187,867) (959,553,865)
Net increase (decrease) .......................... (17,124,604) $(478,849,234) (21,698,759) $(571,018,396)
1. Organization and Significant Accounting Policies
(continued)
c. Income and Deferred Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 102,124 $2,730,766 117,048 $2,904,127
Shares issued in reinvestment of distributions .......... 26,476 695,513 10,070 240,065
Shares redeemed
a
.............................. (387,470) (10,346,430) (3,016,182) (71,181,452)
Net increase (decrease) .......................... (258,870) $(6,920,151) (2,889,064) $(68,037,260)
Class R Shares:
Shares sold ................................... 110,266 $3,035,532 133,009 $3,336,207
Shares issued in reinvestment of distributions .......... 54,348 1,447,285 23,683 570,050
Shares redeemed ............................... (308,600) (8,499,920) (338,196) (8,683,081)
Net increase (decrease) .......................... (143,986) $(4,017,103) (181,504) $(4,776,824)
Class R6 Shares:
Shares sold ................................... 340,461 $9,584,370 823,791 $20,984,514
Shares issued in reinvestment of distributions .......... 305,333 8,305,070 132,565 3,245,182
Shares redeemed ............................... (1,184,456) (32,973,083) (2,546,359) (61,171,192)
Net increase (decrease) .......................... (538,662) $(15,083,643) (1,590,003) $(36,941,496)
Advisor Class Shares:
Shares sold ................................... 1,229,889 $34,418,775 1,288,522 $33,351,015
Shares issued in reinvestment of distributions .......... 199,706 5,438,005 84,160 2,063,612
Shares redeemed ............................... (1,272,499) (35,450,240) (1,409,886) (36,463,123)
Net increase (decrease) .......................... 157,096 $4,406,540 (37,204) $(1,048,496)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Asset Management Ltd (Asset Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2025, the gross effective investment management fee rate was 0.692% of the Fund’s average daily net assets.
Under a subadvisory agreement, Asset Management, an affiliate of Global Advisors, provides subadvisory services to the
Fund. The subadvisory fee is paid by Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund. Effective August 1, 2025, the subadvisory agreement was terminated.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.780% Up to and including $200 million
0.765% Over $200 million, up to and including $700 million
0.730% Over $700 million, up to and including $1 billion
0.715% Over $1 billion, up to and including $1.2 billion
0.690% Over $1.2 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% Over $35 billion, up to and including $40 billion
0.575% Over $40 billion, up to and including $45 billion
0.565% In excess of $45 billion
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$2,028,996 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended August 31, 2025, the
Fund utilized $98,065,189 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2025 and 2024 , was as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $148,217
CDSC retained .............................................................................. $3,960
2025 2024
Distributions paid from:
Ordinary income .......................................................... $89,884,187 $96,880,561
Long term capital gain ...................................................... 150,298,777 —
$240,182,964 $96,880,561
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
At August 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, foreign capital gains tax and corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2025, aggregated
$6,248,841,279 and $7,144,430,347, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Cost of investments .......................................................................... $7,196,216,628
Unrealized appreciation ........................................................................ $1,933,363,292
Unrealized depreciation ........................................................................ (91,161,592)
Net unrealized appreciation (depreciation) .......................................................... $1,842,201,700
Distributable earnings:
Undistributed ordinary income ................................................................... $46,633,046
Undistributed long term capital gains .............................................................. 941,447,891
Total distributable earnings ..................................................................... $988,080,937
4. Income Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

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Annual Report
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2025, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Canada .............................. $ 198,490,353 $ — $ — $ 198,490,353
China ............................... — 164,739,958 — 164,739,958
France ............................... — 788,134,770 — 788,134,770
Germany ............................. — 306,336,488 — 306,336,488
India ................................ — 111,521,684 — 111,521,684
Japan ............................... — 435,677,224 — 435,677,224
Netherlands ........................... — 450,950,972 — 450,950,972
South Korea .......................... — 86,956,925 — 86,956,925
Taiwan ............................... 268,006,825 — — 268,006,825
United Kingdom ........................ — 661,328,744 — 661,328,744
United States .......................... 4,849,838,544 355,935,841 — 5,205,774,385
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 360,500,000 — 360,500,000
Total Investments in Securities ........... $5,316,335,722 $3,722,082,606
b
$— $9,038,418,328
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $3,361,582,606, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Growth Fund, Inc.
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Chief Investment Officer of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton Growth Fund, Inc.
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Directors and Shareholders of Templeton Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Growth Fund, Inc. (the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2o25 and the financial highlights for each of the five years in the period ended
August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodians and brokers; when replies were not received from a custodian or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Growth Fund, Inc.
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $177,246,506
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $54,138,536
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $144,750,146
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $461,706
Section 163(j) Interest Earned §163(j) $7,936,006
Interest Earned from Federal Obligations Note (1) $335,250

Templeton Growth Fund, Inc.

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
TEMPLETON GROWTH FUND, INC.
(Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the Board of Directors (Board) of the Fund, including a majority of the directors who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Directors),
reviewed and approved the continuance of (i) the investment management agreement between Templeton Global Advisors
Limited (TGAL) and the Fund (Investment Management Agreement) and (ii) the investment sub-advisory agreement between
TGAL and Templeton Asset Management, Ltd. (Sub-Adviser), an affiliate of TGAL (Sub-Advisory Agreement), for an additional one-year period. The Board also considered and approved an amendment to the Sub-Advisory Agreement between TGAL and the Sub-Adviser on behalf of the Fund (Sub-Advisory Agreement Amendment, together with the Sub-Advisory Agreement, the
Amended Sub-Advisory Agreement). The Investment Management Agreement and the Amended Sub-Advisory Agreement
are each referred to as a Management Agreement. The Independent Directors received advice from and met separately with
Independent Director counsel to consider the renewal of each Management Agreement. TGAL and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Director counsel on behalf of the Independent Directors in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Directors held a virtual contract renewal meeting at which the Independent
Directors first conferred amongst themselves and Independent Director counsel about contract renewal matters, and then met with management to request additional information that the Independent Directors also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Templeton Growth Fund, Inc.

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Annual Report
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Directors, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional global multi-cap value funds. The
Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that, even though the Fund’s peer group is comprised of multi-cap value funds, some funds within the Performance Universe are more skewed toward the growth style in comparison to the Fund, which negatively impacted the Fund’s relative returns during periods of outperformance of growth investing strategies over value investing strategies. Management further explained that

Templeton Growth Fund, Inc.

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Annual Report
the Fund had an underweight position to domestic securities during the one-, three- and five-year periods compared to its
Performance Universe peers, which detracted from the Fund’s relative performance as domestic securities have outperformed non-US securities in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including positioning the Fund as a core global fund and making enhancements to the Fund’s investment processes. The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each other fund in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund, two other global multi-cap value funds and four global multi-cap core funds. The Board noted that the Management Rate for the Fund was approximately five basis points above the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense Group. The Board reviewed and considered information from the Managers with respect to the
Sub-Advisory Agreement Amendment, which included information on an increase to the sub-advisory fee paid by TGAL to the Sub-Adviser from 25% to 33% of the “net advisory fee” paid by the Fund to TGAL, in light of the retirement of a portfolio manager of the Fund employed by TGAL and the reallocation of responsibilities as between TGAL and the Sub-Adviser. The
Board also noted that the amended sub-advisory fee does not impact the amount of management fees that are currently paid by the Fund as the Sub-Adviser is paid by TGAL out of the management fee that TGAL receives from the Fund. The Board further noted that the allocation of the fee between TGAL and the Sub-Adviser reflects the services provided by the Sub-
Adviser pursuant to the Sub-Advisory Agreement. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by TGAL and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.

Templeton Growth Fund, Inc.

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Annual Report
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Managers and their affiliates may not be fully reflected in the expenses allocated to the
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

105-AFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Growth Fund, Inc.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2025